Provisions, income tax liabilities and other liabilities - Expected Timing of Benefit Payments under Pension and Other Post-employment Benefit Plans (Details) € in Millions	Dec. 31, 2020 EUR (€)
2021
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	€ 607
2022
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	517
2023
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	539
2024
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	564
2025
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	560
2026 and later
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	3,066
France | 2021
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	145
France | 2022
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	64
France | 2023
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	74
France | 2024
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	84
France | 2025
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	80
France | 2026 and later
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	529
Germany | 2021
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	186
Germany | 2022
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	190
Germany | 2023
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	195
Germany | 2024
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	199
Germany | 2025
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	203
Germany | 2026 and later
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	1,024
USA | 2021
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	95
USA | 2022
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	88
USA | 2023
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	88
USA | 2024
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	91
USA | 2025
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	85
USA | 2026 and later
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	439
UK | 2021
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	119
UK | 2022
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	122
UK | 2023
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	126
UK | 2024
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	130
UK | 2025
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	134
UK | 2026 and later
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	734
Other | 2021
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	62
Other | 2022
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	53
Other | 2023
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	56
Other | 2024
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	60
Other | 2025
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	58
Other | 2026 and later
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	€ 340